Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share
Schedule of computation of earnings per share

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(11,295,652)	(5,304,082)	(4,016,949)
Accretion on redeemable non-controlling interests to redemption value	(126,590)	(311,670)	(6,586,579)
Net loss attributable to non-controlling interests	9,141	4,962	31,219
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(11,413,101)	(5,610,790)	(10,572,309)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,029,931,705	1,182,660,948	1,572,702,112
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(11.08)	(4.74)	(6.72)

	For the Year Ended December 31,
	2019	2020	2021
Restricted shares	459,199	—	1,358,110
Outstanding weighted average options granted	31,276,979	52,558,756	56,768,907
Convertible notes	92,512,382	183,942,782	45,323,169
Total	124,248,560	236,501,538	103,450,186